T. ROWE PRICE Small-Cap Value Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
COMMUNICATION SERVICES  1.4%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 399,039 —
—
Entertainment  0.3%
Liberty Media Corp-Liberty Live, Class C (2) 666,557 34,214
Madison Square Garden Sports (2) 16,286 3,392
37,606
Media  1.1%
Advantage Solutions (2)(3) 5,893,399 20,214
Advantage Solutions, Warrants, 12/31/26 (2) 400,000 13
New York Times, Class A  1,768,765 98,467
118,694
Total Communication Services 156,300
CONSUMER DISCRETIONARY  9.9%
Automobile Components  1.1%
Dorman Products (2) 491,912 55,645
LCI Industries  179,682 21,659
Modine Manufacturing (2) 171,698 22,800
Visteon (2) 217,734 20,737
120,841
Broadline Retail  0.2%
Etsy (2) 996 55
Ollie's Bargain Outlet Holdings (2) 153,918 14,961
Savers Value Village (2)(3) 809,496 8,516
23,532
Distributors  0.1%
Pool Corp  39,533 14,896
14,896
Diversified Consumer Services  0.8%
Strategic Education  976,183 90,346
90,346
Hotels, Restaurants & Leisure  1.5%
BJ's Restaurants (2) 54,808 1,784
Cava Group (2) 208,164 25,781
Dutch Bros, Class A (2) 582,614 18,661
Marriott Vacations Worldwide  455,360 33,460
Papa John's International (3) 942,944 50,796

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(2)(4)(5) 1,439,856 6,307
United Parks & Resorts (2)(3) 85,920 4,348
Wyndham Hotels & Resorts  271,688 21,230
162,367
Household Durables  1.5%
Champion Homes (2) 384,724 36,491
Meritage Homes  496,469 101,811
Taylor Morrison Home (2) 285,902 20,087
158,389
Leisure Products  0.3%
Peloton Interactive, Class A (2)(3) 7,158,636 33,503
Rad Power Bikes, Class A, Acquisition Date: 1/22/21 - 9/16/21,
Cost $21,320 (1)(2)(5) 3,355,939 671
34,174
Specialty Retail  3.1%
Abercrombie & Fitch, Class A (2) 132,509 18,538
Asbury Automotive Group (2)(3) 154,253 36,803
Boot Barn Holdings (2) 108,850 18,208
Caleres 158,895 5,251
Carvana  (2) 431,977 75,212
Chewy, Class A (2) 328,144 9,611
Floor & Decor Holdings, Class A (2) 131,159 16,286
Framebridge , EC, Acquisition Date: 5/19/20, Cost $908 (1)(2)
(5) 907,892 427
Group 1 Automotive  129,292 49,524
Monro  (6) 1,546,746 44,639
RH (2)(3) 43,362 14,502
Urban Outfitters (2) 561,500 21,511
Victoria's Secret (2) 919,829 23,640
334,152
Textiles, Apparel & Luxury Goods  1.3%
Bombas , Acquisition Date: 2/12/21, Cost $14,601 (1)(2)(5) 3,303,766 8,656
Figs, Class A (2)(3) 6,216,659 42,522
Kontoor Brands  138,480 11,325
Oxford Industries (3) 61,737 5,357
Steven Madden  1,213,865 59,467
VF (3) 584,023 11,651
138,978
Total Consumer Discretionary 1,077,675

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.2%
Beverages  0.1%
Boston Beer, Class A (2) 7,321 2,117
Coca-Cola Consolidated  2,721 3,582
5,699
Food Products  1.6%
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23, Cost $— (1)(2)(5) 10,691,000 11,760
Nomad Foods  2,305,743 43,948
Post Holdings (2) 464,327 53,746
Simply Good Foods (2) 464,032 16,134
TreeHouse Foods (2) 817,897 34,335
Utz Brands (3) 928,714 16,438
176,361
Personal Care Products  0.5%
BellRing Brands (2) 964,573 58,569
Olaplex Holdings (2) 1,000 2
58,571
Total Consumer Staples 240,631
ENERGY  7.3%
Energy Equipment & Services  3.4%
Cactus, Class A  1,026,613 61,258
ChampionX 1,528,302 46,078
Enerflex (CAD) (3) 8,071,569 48,103
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,875 (1)(2)(4)(5)(6) 20,874,541 12,107
Expro Group Holdings (2) 2,624,018 45,055
Liberty Energy, Class A (3) 1,428,689 27,274
TechnipFMC 4,955,282 129,977
369,852
Oil, Gas & Consumable Fuels  3.9%
Advantage Energy (CAD) (2)(3) 3,017,290 21,083
Gulfport Energy (2) 169,309 25,625
Magnolia Oil & Gas, Class A (3) 2,497,519 60,989
Matador Resources  2,189,787 108,219
PBF Energy, Class A  500,697 15,497
Permian Resources  3,895,041 53,012
Range Resources  2,120,286 65,220
Southwestern Energy (2) 9,973,183 70,909
420,554
Total Energy 790,406

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  27.7%
Banks  17.9%
Banc of California  3,142,292 46,286
BankUnited 1,390,522 50,671
Blue Foundry Bancorp (2) 878,703 9,007
Cadence Bank  934,091 29,751
Cathay General Bancorp  704,170 30,244
Coastal Financial (2) 574,834 31,035
Columbia Banking System  5,055,641 132,003
Columbia Financial (2)(3) 765,453 13,066
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (1)(2)(5) 30,579 2,233
CrossFirst Bankshares , Class A (2) 1,659,732 27,701
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $3,359 (1)(2)(5)(6) 335,928 5,966
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(2)(5)(6) 143,582 2,550
East West Bancorp  1,095,847 90,670
Eastern Bankshares 3,421,121 56,072
FB Financial  1,537,924 72,175
FS Bancorp (6) 656,850 29,223
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(2)(5) 503,404 2,265
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(5) 100,220 68
HarborOne Bancorp  1,824,190 23,678
Home BancShares 2,843,363 77,027
John Marshall Bancorp (6) 1,151,435 22,775
Kearny Financial  504,602 3,467
Live Oak Bancshares (6) 2,453,373 116,216
National Bank Holdings, Class A  1,448,985 61,002
Origin Bancorp  730,560 23,495
Pacific Premier Bancorp  1,603,156 40,336
Pinnacle Financial Partners (3) 1,497,204 146,681
Ponce Financial Group (2)(3) 1,627,066 19,020
Popular  996,321 99,901
Preferred Bank  659,379 52,915
Prosperity Bancshares  822,523 59,279
Provident Bancorp (2) 261,627 2,823
Southern First Bancshares (2)(6) 473,990 16,154
SouthState 1,239,342 120,439
Synovus Financial  496,764 22,091
Texas Capital Bancshares (2) 1,148,007 82,037
Towne Bank  2,432,284 80,411

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Webster Financial  1,664,660 77,590
Western Alliance Bancorp  1,149,894 99,454
WSFS Financial  1,332,603 67,950
1,945,727
Capital Markets  2.1%
DigitalBridge Group (3) 1,756,052 24,813
Hamilton Lane, Class A  174,537 29,390
Houlihan Lokey 715,841 113,117
OTC Markets Group, Class A  397,996 19,323
StepStone Group, Class A  518,993 29,494
StoneX Group (2) 207,310 16,975
233,112
Consumer Finance  0.4%
NerdWallet , Class A (2)(3) 1,610,495 20,469
PRA Group (2) 904,001 20,214
40,683
Financial Services  3.5%
HA Sustainable Infrastructure Capital (3) 2,836,313 97,768
PennyMac Financial Services  1,455,996 165,940
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(2)(5) 38,630 185
Voya Financial  392,578 31,100
Walker & Dunlop  697,935 79,278
374,271
Insurance  3.3%
Baldwin Insurance Group (2) 386,239 19,235
Bowhead Specialty Holdings (2) 180,831 5,065
Coalition, Series A, Acquisition Date: 9/13/21, Cost $357 (1)(2)
(5) 21,587 170
First American Financial  259,396 17,123
Goosehead Insurance, Class A (2)(3) 308,215 27,524
Hanover Insurance Group  148,858 22,047
James River Group Holdings (6) 2,178,446 13,659
Oscar Health, Class A (2) 2,468,009 52,346
Primerica  92,827 24,613
ProAssurance  (2)(6) 2,718,813 40,891
RLI  84,540 13,102
Ryan Specialty Holdings, Class A  1,105,446 73,390
Selective Insurance Group  252,364 23,546
TWFG (2) 252,374 6,844
White Mountains Insurance Group  9,372 15,897
355,452

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts  0.5%
PennyMac Mortgage Investment Trust, REIT (3) 3,451,279 49,215
49,215
Total Financials 2,998,460
HEALTH CARE  8.8%
Biotechnology  3.5%
ACELYRIN (2) 2,839,711 14,000
Akero Therapeutics (2) 436,978 12,537
Apellis Pharmaceuticals (2) 274,810 7,926
Applied Therapeutics (2) 131,800 1,120
Arcellx  (2) 87,599 7,315
Arrowhead Pharmaceuticals (2)(3) 661,739 12,818
Ascendis Pharma, ADR (2) 68,267 10,193
Black Diamond Therapeutics (2) 2,560,552 11,138
Blueprint Medicines (2) 32,090 2,968
Cabaletta Bio (2)(3) 2,041,663 9,637
Celldex Therapeutics (2) 229,664 7,806
Centessa Pharmaceuticals, ADR (2)(3) 694,103 11,099
CRISPR Therapeutics (2)(3) 105,458 4,954
Cytokinetics (2)(3) 1,249,958 65,998
Erasca  (2) 4,201,991 11,472
Icosavax , CVR (1)(2) 1,240,955 —
Immatics  (2)(3) 1,865,333 21,284
Immunocore Holdings, ADR (2) 1,124,735 35,013
Immunome  (2)(3) 744,815 10,889
Immunovant  (2)(3) 305,177 8,701
Insmed  (2) 64,343 4,697
Ionis Pharmaceuticals (2)(3) 570,669 22,861
Iovance Biotherapeutics  (2)(3) 1,073,078 10,076
Merus  (2) 78,950 3,944
Nkarta  (2)(3) 511,455 2,312
Nurix Therapeutics (2) 536,000 12,044
Prelude Therapeutics (2)(3) 178,089 369
Prime Medicine (2)(3) 1,188,677 4,600
Sana Biotechnology (2)(3) 172,798 719
Tango Therapeutics (2)(3) 1,288,350 9,920
Vaxcyte  (2) 192,800 22,031
Verve Therapeutics (2) 1,241,535 6,009
Xenon Pharmaceuticals (2) 335,824 13,221
379,671
Health Care Equipment & Supplies  1.3%
Avanos Medical (2) 1,384,449 33,268

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DENTSPLY SIRONA  679,441 18,386
Lantheus Holdings (2) 423,493 46,478
Novocure  (2) 475,520 7,433
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)
(2)(5) 2,631,808 1,079
QuidelOrtho  (2) 707,762 32,274
138,918
Health Care Providers & Services  2.5%
Alignment Healthcare (2)(3) 1,769,928 20,921
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(2)(5) 211,518 482
Concentra Group Holdings Parent (2)(3) 917,934 20,525
Ensign Group  513,588 73,864
Innovage Holding (2) 3,116,676 18,700
Pennant Group (2) 774,629 27,654
Privia Health Group (2) 401,947 7,320
Select Medical Holdings  2,791,531 97,341
266,807
Health Care Technology  0.6%
Doximity , Class A (2)(3) 652,831 28,444
Multiplan (2)(3) 127,501 974
Phreesia  (2) 965,664 22,007
Waystar Holding (2) 594,792 16,589
68,014
Life Sciences Tools & Services  0.2%
Sotera Health (2) 1,360,263 22,716
22,716
Pharmaceuticals  0.7%
Elanco Animal Health (2) 2,323,029 34,125
EyePoint Pharmaceuticals (2)(3) 650,256 5,196
Neumora Therapeutics (2)(3) 1,442,613 19,057
Rapport Therapeutics (2) 388,777 7,962
Third Harmonic Bio (2) 846,787 11,474
77,814
Total Health Care 953,940
INDUSTRIALS & BUSINESS SERVICES  13.6%
Aerospace & Defense  1.1%
BWX Technologies  153,934 16,733
Leonardo DRS (2) 1,239,512 34,979
Loar Holdings (2)(3) 119,566 8,918
Moog, Class A  293,769 59,347
119,977

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products  1.2%
AZZ  212,582 17,561
UFP Industries  530,540 69,612
Zurn Elkay Water Solutions (3) 1,238,779 44,522
131,695
Commercial Services & Supplies  2.1%
Brady, Class A  1,005,382 77,042
BrightView Holdings (2) 1,524,409 23,994
Casella Waste Systems, Class A (2) 360,420 35,858
MSA Safety  197,891 35,094
Tetra Tech  678,055 31,977
VSE (3) 302,896 25,059
229,024
Construction & Engineering  0.9%
Arcosa 262,258 24,852
MYR Group (2) 104,728 10,706
Valmont Industries  85,632 24,829
WillScot Holdings (2) 850,022 31,961
92,348
Electrical Equipment  0.4%
Thermon Group Holdings (2) 1,278,870 38,162
38,162
Ground Transportation  0.7%
Landstar System  401,203 75,775
75,775
Machinery  3.2%
AGCO  100 10
Alamo Group  55,457 9,990
Crane  228,665 36,193
Douglas Dynamics  487,848 13,455
Enpro  (3) 173,728 28,175
Esab 689,191 73,268
ESCO Technologies  247,080 31,868
Federal Signal  58,499 5,467
Helios Technologies  351,600 16,771
John Bean Technologies  294,951 29,056
RBC Bearings (2) 222,797 66,701
Shyft Group  1,289,874 16,188
SPX Technologies (2) 121,914 19,440
346,582

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marine Transportation  0.3%
Matson  224,429 32,008
32,008
Passenger Airlines  0.3%
Allegiant Travel (3) 447,932 24,663
Sun Country Airlines Holdings (2) 944,424 10,587
35,250
Professional Services  1.7%
Checkr , Acquisition Date: 6/29/18, Cost $866 (1)(2)(5) 211,422 913
Conduent  (2) 2,705,669 10,904
FTI Consulting (2) 217,298 49,448
Legalzoom.com (2) 812,047 5,157
Parsons (2)(3) 591,827 61,361
Paycor HCM (2) 1,959,337 27,803
UL Solutions, Class A  260,751 12,855
Upwork  (2) 1,039,350 10,861
179,302
Trading Companies & Distributors  1.7%
Air Lease  253,145 11,465
Beacon Roofing Supply (2) 803,812 69,473
Herc Holdings  260,930 41,600
McGrath RentCorp 65,300 6,875
MSC Industrial Direct, Class A  265,755 22,871
Rush Enterprises, Class A  685,117 36,195
SiteOne Landscape Supply (2) 100 15
188,494
Total Industrials & Business Services 1,468,617
INFORMATION TECHNOLOGY  5.8%
Communications Equipment  0.5%
Viavi Solutions (2) 6,133,885 55,328
55,328
Electronic Equipment, Instruments & Components  1.8%
Insight Enterprises (2)(3) 100,453 21,637
Littelfuse 163,402 43,342
Mirion Technologies (2) 4,379,511 48,481
PAR Technology (2)(3) 662,500 34,503
Vishay Intertechnology 1,420,591 26,863
Vontier 682,954 23,043
197,869

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.4%
Endava , ADR (2)(3) 1,396,887 35,676
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)
(2)(5) 135,360 4,711
40,387
Semiconductors & Semiconductor Equipment  1.4%
Allegro MicroSystems  (2)(3) 923,234 21,511
Diodes (2) 357,865 22,936
Entegris 88,504 9,959
Lattice Semiconductor (2)(3) 433,977 23,031
MACOM Technology Solutions Holdings (2) 419,058 46,625
Onto Innovation (2) 156,263 32,434
156,496
Software  1.7%
Altair Engineering, Class A (2)(3) 152,304 14,546
Apiture , Acquisition Date: 11/6/23, Cost $252 (1)(2)(5) 15,000 252
Apiture , Acquisition Date: 7/1/20 - 11/6/23, Cost $11,099 (1)(2)
(5) 687,865 11,549
Aurora Innovation (2) 3,318,511 19,646
Braze, Class A (2) 248,156 8,025
DoubleVerify Holdings (2) 1,126,838 18,976
Enfusion , Class A (2) 852,444 8,090
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,474 (1)(2)
(5) 559,515 10,401
Intapp  (2) 456,337 21,827
JFrog  (2)(3) 481,442 13,981
nCino  (2)(3) 785,799 24,823
Onestream  (2) 394,208 13,364
Socure , Acquisition Date: 12/22/21, Cost $2,410 (1)(2)(5) 149,990 624
Workiva  (2) 285,681 22,603
188,707
Total Information Technology 638,787
MATERIALS  4.2%
Chemicals  1.6%
Cabot  129,029 14,422
Element Solutions  2,510,071 68,174
Hawkins  25,481 3,248
HB Fuller  348,198 27,640
Orion  1,366,604 24,339
Quaker Chemical  213,220 35,925
173,748

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging  0.3%
Pactiv Evergreen  2,603,936 29,971
29,971
Metals & Mining  2.0%
Carpenter Technology  194,995 31,117
Constellium  (2) 5,009,063 81,447
ERO Copper (2)(3) 559,772 12,466
Hudbay Minerals  799,844 7,351
Reliance  276,967 80,102
Warrior Met Coal  82,200 5,253
217,736
Paper & Forest Products  0.3%
Louisiana-Pacific  24,355 2,617
West Fraser Timber (CAD)  199,674 19,454
West Fraser Timber  59,919 5,834
27,905
Total Materials 449,360
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Helix Acquisition Corp. II (2)(3) 260,044 2,717
Total Miscellaneous 2,717
REAL ESTATE  10.8%
Diversified Real Estate Investment Trusts  1.3%
American Assets Trust, REIT  1,128,953 30,166
Empire State Realty Trust, Class A, REIT  1,076,462 11,927
Essential Properties Realty Trust, REIT (3) 2,905,946 99,238
141,331
Hotel & Resort Real Estate Investment Trusts  1.1%
Apple Hospitality, REIT  3,468,177 51,502
Pebblebrook Hotel Trust, REIT  3,936,430 52,079
Ryman Hospitality Properties, REIT  105,972 11,365
114,946
Industrial Real Estate Investment Trusts  1.8%
EastGroup Properties, REIT  466,576 87,166
Terreno Realty, REIT  1,664,955 111,269
198,435
Office Real Estate Investment Trusts  1.2%
Highwoods Properties, REIT (3) 1,850,556 62,012
IQHQ, Class A-1, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(2)(5) 866,287 20,375

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kilroy Realty, REIT  1,364,011 52,787
135,174
Real Estate Management & Development  1.2%
Colliers International Group  179,184 27,202
FirstService  (3) 255,348 46,591
Opendoor Technologies, Class A (2)(3) 6,840,451 13,681
St. Joe  716,344 41,770
129,244
Residential Real Estate Investment Trusts  1.5%
Apartment Investment & Management, Class A, REIT (2) 1,885,055 17,041
Independence Realty Trust, REIT (3) 4,245,335 87,029
UMH Properties, REIT  3,049,013 59,974
164,044
Retail Real Estate Investment Trusts  1.3%
Macerich , REIT  2,535,217 46,242
NETSTREIT, REIT (3) 3,820,788 63,158
Saul Centers, REIT  766,474 32,161
141,561
Specialized Real Estate Investment Trusts  1.4%
CubeSmart , REIT  1,591,171 85,653
Safehold , REIT (3) 2,315,398 60,733
146,386
Total Real Estate 1,171,121
UTILITIES  5.0%
Electric Utilities  2.4%
IDACORP  629,045 64,848
MGE Energy  565,401 51,706
OGE Energy  1,332,371 54,654
TXNM Energy  1,994,425 87,296
258,504
Gas Utilities  1.6%
Chesapeake Utilities  637,686 79,182
ONE Gas  1,241,845 92,418
171,600
Independent Power & Renewable Electricity
Producers  0.1%
Talen Energy (2) 66,434 11,841
11,841
Water Utilities  0.9%
Artesian Resources, Class A  537,321 19,977

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
California Water Service Group  908,794 49,275
Middlesex Water  428,556 27,959
97,211
Total Utilities 539,156
Total Common Stocks (Cost $7,177,426) 10,487,170
CONVERTIBLE BONDS  0.2%
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
9/29/23, Cost $10,691 (1)(2)(5) 10,691,000 10,691
Stash Financial, 5.00%, 3/23/26, Acquisition Date: 9/8/23,
Cost $9,400 (1)(2)(5) 9,400,000 9,903
Total Convertible Bonds (Cost $20,091) 20,594
CONVERTIBLE PREFERRED STOCKS  2.3%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)
(2)(4)(5) 282,711 1,238
1,238
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(2)
(5) 2,127,647 1,894
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)
(2)(5) 406,249 5,301
7,195
Total Consumer Discretionary 8,433
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(2)(5) 841,026 3,171
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(2)(5) 144,247 544
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(2)(5) 26,661 100
Total Consumer Staples 3,815
FINANCIALS  0.2%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $11,470 (1)(2)(5) 109,095 7,965
7,965

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services  0.0%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(2)(5) 445,224 2,133
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(2)(5) 335,107 1,605
3,738
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)
(2)(5) 1,296,510 10,217
10,217
Total Financials 21,920
HEALTH CARE  0.5%
Biotechnology  0.0%
Laronde , Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)
(2)(5) 331,043 728
728
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)
(2)(5) 211,518 482
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(2)(5) 3,729,550 6,377
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(2)(5) 3,272,913 5,597
12,456
Life Sciences Tools & Services  0.4%
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(2)
(5) 1,011,567 8,416
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(2)(5) 472,388 21,952
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(2)(5) 307,043 14,268
44,636
Total Health Care 57,820
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(2)(5) 323,903 4,476
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)
(2)(5) 2,622,728 12,773
17,249

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(2)(5) 613,518 1,215
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (1)(2)(5)(6) 8,531,194 11,091
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(2)(5)(6) 15,050,275 19,565
31,871
Professional Services  0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(2)
(5) 889,080 3,841
3,841
Total Industrials & Business Services 52,961
INFORMATION TECHNOLOGY  0.5%
IT Services  0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(2)(5) 30,470 1,060
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(2)(5) 3,030 106
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $75 (1)(2)(5) 3,310 115
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $2,437 (1)(2)(5) 108,552 3,778
5,059
Software  0.4%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(2)
(5) 129,187 2,402
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)
(2)(5) 241,168 4,483
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(2)
(5) 711,894 13,234
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(2)
(5) 542,859 10,092
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(2)(5) 857,551 3,507
Nuro , Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(2)
(5) 309,802 1,267
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(2)(5) 1,881,753 9,917
Socure , Series A, Acquisition Date: 12/22/21, Cost $2,929 (1)
(2)(5) 182,290 758
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (1)
(2)(5) 149,613 623

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Socure , Series B, Acquisition Date: 12/22/21, Cost $43 (1)(2)(5) 2,706 11
Socure , Series E, Acquisition Date: 10/27/21, Cost $5,572 (1)
(2)(5) 346,775 1,443
47,737
Total Information Technology 52,796
MATERIALS  0.5%
Chemicals  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)
(2)(5) 275,749 5,392
5,392
Metals & Mining  0.4%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(2)(5) 522,347 44,375
44,375
Total Materials 49,767
Total Convertible Preferred Stocks (Cost $314,925) 247,512
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $144 (1)(2)(4)(5)(6) 143,910 151
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (1)(2)(4)(5)(6) 1,286,870 1,531
Total Energy 1,682
Total Preferred Stocks (Cost $1,431) 1,682
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 89,065,246 89,065
Total Short-Term Investments (Cost $89,065) 89,065

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 1,733,879 1,734
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,734
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 368,787,753 368,788
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 368,788
Total Securities Lending Collateral (Cost $370,522) 370,522
Total Investments in Securities  103.4%
(Cost $7,973,460) $ 11,216,545
Other Assets Less Liabilities (3.4)% (371,329)
Net Assets 100.0% $ 10,845,216
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at September 30, 2024.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $373,539 and represents 3.4% of net assets.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CELLINK, Series D  $ — $ (521) $ —
Dogwood State Bank, Non-Voting Shares  — 400 —
Dogwood State Bank, Voting Shares  — 30 —
Energy Reservoir Holdings, Class A- 1  — — —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — — —
FS Bancorp  134 4,837 525
James River Group Holdings  (16) (6,079) 300
John Marshall Bancorp  32 (2,963) 269
Live Oak Bancshares  322 4,146 221
Monro (2,190) 2,144 1,255
ProAssurance 140 3,232 —
Saul Centers, REIT  (2,363) 4,134 4,174
Southern First Bancshares  (70) (1,353) —
Tonian Holdings, Series A, Non-Voting Shares  — 853 —
Tonian Holdings, Series A, Voting Shares  — 1,505 —
T. Rowe Price Government Reserve Fund,
4.97% — — 4,948++
Affiliates not held at period end (11,363) 4,231 —
Totals $ (15,374)# $ 14,596 $ 11,692+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
CELLINK, Series D  $ * $ — $ — $ *
Dogwood State Bank, Non-
Voting Shares  5,130 436 — 5,966
Dogwood State Bank, Voting
Shares  2,520 — — 2,550
Dogwood State Bank,
Warrants, 5/6/24  342 — — —
Energy Reservoir Holdings,
Class A-1  12,107 — — 12,107
Energy Reservoir Holdings,
Class A-3  1,531 — — 1,531
Energy Reservoir Holdings,
Class A-3  151 — — 151
FS Bancorp  24,636 — 250 29,223
James River Group Holdings  * 3,249 106 13,659
John Marshall Bancorp  23,951 1,865 78 22,775
Live Oak Bancshares  112,264 — 194 116,216
Metropolitan Bank Holding  32,044 — 37,142 —
Monro * 3,090 3,771 44,639
ProAssurance * 3,231 358 40,891
Saul Centers, REIT  51,774 — 23,747 *
Southern First Bancshares  16,766 1,023 282 16,154
Strattec Security  5,881 — 5,356 —
Tonian Holdings, Series A,
Non-Voting Shares  10,238 — — 11,091
Tonian Holdings, Series A,
Voting Shares  18,060 — — 19,565
T. Rowe Price Government
Reserve Fund, 4.97% 296,346  ¤  ¤ 459,587
Total $ 796,105^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $11,692 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $790,182.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Small-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $23,682,000 for the period ended September 30, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,294,779 $ 88,640 $ 103,751 $ 10,487,170
Convertible Bonds — — 20,594 20,594
Convertible Preferred Stocks — — 247,512 247,512
Preferred Stocks — — 1,682 1,682
Short-Term Investments 89,065 — — 89,065
Securities Lending Collateral 370,522 — — 370,522
Total $ 10,754,366 $ 88,640 $ 373,539 $ 11,216,545
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 86,206 $ 17,109 $ 436 $ — $ 103,751
Convertible Bonds 20,091 503 — — 20,594
Convertible Preferred Stocks 248,004 8,966 — (9,458) 247,512
Preferred Stocks 1,682 — — — 1,682
Total $ 355,983 $ 26,578 $ 436 $ (9,458) $ 373,539

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$103,751 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10%
- 100%
10% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Probability
for potential
outcome
20%
- 50%
26% Increase
Enterprise
value to sales
multiple
1.6x
- 8.9x
3.4x Increase
Sales growth
rate
4%
- 24%
13% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
2.9x
- 12.4x
6.6x Increase
Gross profit
growth rate
2%
- 25%
15% Increase
Enterprise
value to
EBITDA
multiple
11.9x
- 18.1x
13.6x Increase
EBITDA growth
rate
10% 10% Increase
Enterprise
value to
gross written
premiums
multiple
1.3x 1.3x Increase
Price to
tangible book
value multiple
1.4x
- 2.7x
1.7x Increase
Tangible book
value growth
rate
3%
- 15%
13% Increase
Discount for
liquidation
preference
—# —# —#
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 20,594 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Convertible
Preferred
Stocks
$247,512 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Conversion
ratio
—# —# —#
Premium for
liquidation
preference
—# —# —#
Private
company
valuation
—# —# —#
Premium to
public company
multiples
59%
- 147%
102% Increase
Probability
for potential
outcome
20%
- 80%
48% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
1.1x
– 10.2x
6.6x Increase
Projected
enterprise
value to sales
multiple
5.3x
– 17.6x
10.2x Increase
Sales growth
rate
1%
- 124%
48% Increase
Enterprise
value to gross
profit multiple
1.5x
- 21.6x
13.0x Increase
Projected
enterprise
value to gross
profit multiple
21.6x 21.6x Increase
Gross profit
growth rate
6%
- 171%
62% Increase
Enterprise
value to
EBITDA
multiple
9.5x
- 18.1x
12.9x Increase
Enterprise
value to
gross written
premiums
multiple
1.3x 1.3x Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x
- 37.6x
35.1x Increase
EBITDA growth
rate
56% 56% Increase
Price to
tangible book
value multiple
2.1x
- 2.7x
2.4x Increase

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Tangible book
value growth
rate
3% - 7% 5% Increase
Discount to
public company
multiples
25%
- 52%
38% Decrease
Discount rate
for cost of
capital
10%
- 40%
17% Decrease
Discount for
uncertainty
80%
- 100%
91% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 1,682 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F46-054Q3 09/24